Accrued expenses and other liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Compensation and benefits	$ 10,181	$ 8,747
Research and development costs	26,478	11,311
Professional fees	3,745	3,449
Other liabilities	393	160
Total accrued expenses and other liabilities	$ 40,797	$ 23,667